Loans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans	$ 17.3	$ 15.4
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans	$ 24.0	$ 15.4